UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON JULY 25, 2002, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 15, 2003.


Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment           [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    UBS O'Connor LLC
Address: 1 North Wacker Drive, 32nd Floor
         Chicago, IL 60606


13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES M. HNILO
Title: DIRECTOR OF COMPLIANCE
Phone: (312)525-5243
Signature, Place, and Date of Signing:

/s/ JAMES M. HNILO, CHICAGO, IL   August 13, 2003


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.



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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             2
                                         ------------
Form 13F Information Table Value Total:  $ 80,218,000
                                         ------------


List of Other Included Managers:  None


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                           Form 13F INFORMATION TABLE


         COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                     VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
 NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------  -------------- --------- --------- ---------- ----- ----- --------- --------- ------------------
DREYERS GRAND ICE CREAM INC    COM       261878102    1176       17500    SH          SOLE       0    17500    0      0
--------------------------------------------------------------------------------------------------------------------------
PRICE COMMUNICATIONS CORP     COMNEW     741437305   79042     4576500    SH          SOLE       0  4576500    O      0

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